Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 12/31/2009

Check here if Amendment [     ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Tiresias Capital Ltd
"Address:       PO Box 309, Ugland House"
"               South Church Street, George Town"
"               George Town, Grand Cayman KY!-1104, Cayman Islands"

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Mike Villani
Title:          Chief Financial Officer
Phone:          +41 22 3088015
"Signature, Place, and Date of Signing"

"Mike Villani,  Geneva   February 3, 2010"


Report Type (Check only one.):

[ X  ]     13F HOLDINGS REPORT.

[     ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

13F File Number                  Name
-------------------------------  ----------------------------------





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 24

"Form 13F Information Table Value Total: 415,043 (x 1,000)"





			                                            FORM 13F INFORMATION TABLE
							                                                Voting Authority
                                                 Value   Shares                     INVSTMT    OTHER
Name of Issuer	  Title of Class	CUSIP	(x$1000) PRN AMT  SH/PRN  PUT/CALL  DSCRETN    MANAGERS	SOLE  SHARED NONE


BANK OF AMERICA CORP		       060505104 144888	9711000	    SH		     SOLE		9711000
AFFILIATED COMPUTER SVCS-A	       008190100   9254	155039	    SH		     SOLE		155039
BJ SERVICES CO		               055482103   8719	468769	    SH		     SOLE		468769
BRISTOL-MYERS SQUIBB CO		       110122108   1048	41494	    SH		     SOLE		41494
BURLINGTON NORTHERN SANTA FE	       12189T104  93931	952450	    SH		     SOLE		952450
BLACKSTONE GROUP LP/THE		       09253U108     23	1733	    SH		     SOLE		1733
CITIGROUP INC		               172967101   2483	750000	    SH		     SOLE		750000
CARNIVAL CORP		               143658300   2026	63922	    SH		     SOLE		63922
COMCAST CORP-SPECIAL CL A	       20030N200    711	44425	    SH		     SOLE		44425
3COM CORP		               885535104   2656	354165	    SH		     SOLE		354165
DENBURY RESOURCES INC		       247916208    167	11250	    SH		     SOLE		11250
ENCORE ACQUISITION CO		       29255W100    900	18750	    SH		     SOLE		18750
HUNTSMAN CORP		               447011107    169	15000	    SH		     SOLE		15000
SUN MICROSYSTEMS INC		       866810203  22355	2385777	    SH		     SOLE		2385777
MEAD JOHNSON NUTRITION CO	       582839106     71	1621	    SH		     SOLE		1621
MPS GROUP INC		               553409103  15843	1153046	    SH		     SOLE	        1153046
MARVEL ENTERTAINMENT INC	       57383T103  17455	322759	    SH		     SOLE	        322759
NEWS CORP-CL A		               65248E104   2386	174300	    SH		     SOLE	        174300
PEPSI BOTTLING GROUP INC	       713409100  66809	1781575	    SH		     SOLE	        1781575
PFIZER INC		               717081103    364	19992	    SH	             SOLE	        19992
TIME WARNER INC		               887317303   2914	100000	    SH		     SOLE		100000
BURLINGTON NORTHERN SANTA FE	       12189T104    325	325189	    SH		     SOLE	 	325189
XTO ENERGY INC		               98385X106  18321	393750	    SH		     SOLE	        393750
VIRGIN MEDIA INC		       92769L101   1226	72863	    SH		     SOLE		72863
